Shareholder's Deficit - Additional Information (Detail) - $ / shares			12 Months Ended
	May 15, 2025	Dec. 31, 2024	Dec. 31, 2025
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par or stated value per share	$ 10
Warrant exercisable period after initial business combination			30 days
Sale of stock, number of shares issued in transaction	414,000,000
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 0.307
Warrant exercisable period after initial business combination			30 days
Maximum period after business combination in which to file registration statement			15 days
Class of warrant or right, outstanding		0	10,350,000
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds [Member]
Class of Stock [Line Items]
Warrant exercisable period after initial business combination			30 days
Class of warrant or right, redemption price of warrants or rights			$ 0.01
Class of warrant or right, minimum threshold written notice period for redemption of warrants			30 days
Class of warrant or right, redemption of warrants or rights threshold trading days			20 days
Class of warrant or right, redemption of warrants or rights threshold consecutive trading days			30 days
Description of rule for redemption of warrants for cash			Redemption of Public Warrants for cash when the price per Class A Ordinary Shares equals or exceeds $18.00.
Private Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding		0
Private Placement [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding			75,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		0	300,000
Common stock, shares issued		0	300,000
Temporary Equity, Shares Issued			41,400,000
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 11.5
Common Class A [Member] | Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds [Member]
Class of Stock [Line Items]
Warrant redemption condition minimum share price			$ 18
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares outstanding		10,350,000	10,350,000
Common stock, shares issued		10,350,000	10,350,000
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction	1,350,000	1,350,000
Founder Shares [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		10,350,000	10,350,000
Common stock, shares issued		10,350,000	10,350,000
Founder Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction	1,350,000